Stockholders' Equity - Summary of Stock Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 2,319,427	$ 2,722,893
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	1,422,799	1,779,185
Research and Development Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 896,628	$ 943,708